Consolidated Statement of Comprehensive Income (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Statement Of Comprehensive Income [Abstract]
Loss for the period	$ (24,584)	$ (24,604)	$ (30,067)	$ (44,103)
Items that may be reclassified to profit and loss
Financial assets at fair value through other comprehensive income	(280)	108	(645)	195
Exchange differences on translation of foreign operations	287	(160)	(45)	(183)
Other comprehensive income/(loss) for the period, net of tax	7	(52)	(690)	12
Total comprehensive losses attributable to the owners of Mesoblast Limited	$ (24,577)	$ (24,656)	$ (30,757)	$ (44,091)